Income tax - International Tax Reform (Details) $ in Millions	12 Months Ended
Sep. 30, 2025 AUD ($)
Income tax
Statement that entity has applied exception to deferred tax accounting related to Pillar Two income taxes	The Group has recognised a current tax expense for Pillar Two top-up tax obligations of $7 million for the year ended 30 September 2025 which is included in the above total income tax expense. The Group has applied the mandatory temporary exception from recognising and disclosing Pillar Two deferred taxes under AASB 112.
Current tax expense, related to Pillar Two income taxes	$ 7